Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Balanced Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Ford O'Neil (co-manager) has managed the fund since October 2001. Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since December 2013.

The following information replaces the biographical information for Lawrence Rakers and Ford O'Neil found in the "Fund Management" section on page 11.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

Steven Kaye is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Robert Lee is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

Ford O'Neil is co-manager of the fund, which he has managed since October 2001. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Douglas Simmons is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager.

Pierre Sorel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Robert Stansky is head of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VB-INV-13-02  December 16, 2013
1.918617.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Balanced Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Ford O'Neil (co-manager) has managed the fund since October 2001. Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since December 2013.

The following information replaces the biographical information for Lawrence Rakers and Ford O'Neil found in the "Fund Management" section on page 11.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

Steven Kaye is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Robert Lee is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

Ford O'Neil is co-manager of the fund, which he has managed since October 2001. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Douglas Simmons is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager.

Pierre Sorel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Robert Stansky is head of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VBAL-13-02  December 16, 2013
1.918616.103